John Hancock Municipal Opportunities Fund Expense Example, No Redemption - Classes A C I and R6 [Member] - John Hancock Municipal Opportunities Fund - Class C	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 152
Expense Example, No Redemption, 3 Years	498
Expense Example, No Redemption, 5 Years	869
Expense Example, No Redemption, 10 Years	$ 1,710